Land Use Rights, Net (Tables)	6 Months Ended
Jun. 30, 2012
Land and Land Improvements [Abstract]
Land Use Rights [Table Text Block]

Amortization is calculated using the straight-line method over the lives of the rights of 50 years.

	June 30,		December 31,
	2012		2011
	USD’000	RMB’000	RMB’000
Land use rights, at cost	3,039	19,308	—
Less: accumulated amortization	(20)	(131)	—
Land use rights, net	3,019	19,177	—